SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%
Expected income tax (benefit) expense	$ (1,164,707)	$ 148,523
Tax rate difference	193,782	(129,413)
Permanent differences	695,305	(340,313)
Tax effect of temporary differences not recognized
Tax effect of tax losses unrecognized	296,340	326,550
Income tax expense	$ 20,720	$ 5,347